Debt and Financing Arrangements Long-Term Debt (Details) - USD ($) $ in Millions	Sep. 30, 2015	Sep. 30, 2014
Debt Instrument [Line Items]
Other Long-term Debt	$ 57	$ 42
Capital lease obligations	48	55
Long-term Debt and Capital Lease Obligations, Including Current Maturities	6,558	6,497
Less: current portion	813	140
Net long-term debt	5,745	6,357
7.7 % Due in 2015
Debt Instrument [Line Items]
Long-term Debt	0	125
5.5 % Due in 2016
Debt Instrument [Line Items]
Long-term Debt	800	802
7.125 % Due in 2017
Debt Instrument [Line Items]
Long-term Debt	153	156
2.6 % Due in 2017
Debt Instrument [Line Items]
Long-term Debt	404	400
2.355 % Due in 2017
Debt Instrument [Line Items]
Long-term Debt	46	46
1.4% Due in 2018
Debt Instrument [Line Items]
Long-term Debt	303	298
5.0 % Due in 2020
Debt Instrument [Line Items]
Long-term Debt	499	499
4.25% Due in 2021
Debt Instrument [Line Items]
Long-term Debt	498	498
3.75 % Due in 2022
Debt Instrument [Line Items]
Long-term Debt	448	448
3.625% Due in 2024
Debt Instrument [Line Items]
Long-term Debt	500	500
6.0 % Due in 2036
Debt Instrument [Line Items]
Long-term Debt	395	395
5.7 % Due in 2041
Debt Instrument [Line Items]
Long-term Debt	299	299
5.25 % Due in 2042
Debt Instrument [Line Items]
Long-term Debt	250	250
4.625% Due in 2044
Debt Instrument [Line Items]
Long-term Debt	447	447
6.95 % Due in 2046
Debt Instrument [Line Items]
Long-term Debt	125	125
4.95% Due in 2064
Debt Instrument [Line Items]
Long-term Debt	449	449
Euro Member Countries, Euro | Foreign Denominated Debt
Debt Instrument [Line Items]
Long-term Debt	529	663
Japan, Yen | Foreign Denominated Debt
Debt Instrument [Line Items]
Long-term Debt	$ 308	$ 0